Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net Income Per Share [Abstract]
Schedule of Basic and Diluted Net Income Per Ordinary Share	The computation of basic and diluted net income per ordinary share is as follows:
	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Basic:
Net income	259,941	85,723	289,099
Less: Net income (loss) attributable to the noncontrolling interests	8,952	(14,549)	8,622
Net income attributable to the Company’s shareholders	250,989	100,272	280,477
Weighted average number of ordinary shares outstanding*	1,073,891,784	1,074,196,310	1,074,372,067
Basic net income per ordinary share	0.23	0.09	0.26
Basic net income per ADS	4.67	1.87	5.22
*	The weighted average number of ordinary shares outstanding excludes the number of ordinary shares issued in business combinations occurred in 2023 through an exchange of equity interests that are treated in the same manner as contingently issuable shares because the holders must return all or part if all necessary conditions have not been satisfied by the end of the period.

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Diluted:
Net income	259,941	85,723	289,099
Less: Net income (loss) attributable to the noncontrolling interests	8,952	(14,549)	8,622
Net income attributable to the Company’s shareholders	250,989	100,272	280,477
Weighted average number of ordinary shares outstanding	1,073,891,784	1,074,196,310	1,074,372,067
Weighted average number of dilutive potential ordinary shares from share options and restricted share units	399,410	261,511	2,368,131
Total	1,074,291,194	1,074,457,821	1,076,740,198
Diluted net income per ordinary share	0.23	0.09	0.26
Diluted net income per ADS	4.67	1.87	5.21